Prepaid expenses and accrued income (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses and accrued income [Abstract]
Prepaid expenses	SFr 6,437	SFr 4,708
Accrued income	246	408
Total prepaid expenses and accrued income	SFr 6,683	SFr 5,116